1933 Act

Rule 485(b)

VIA EDGAR

February 22, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PHL Variable Accumulation Account

PHL Variable Insurance Company

Post-Effective Amendment No. 17 to Form N-4

File Nos. 333-68164 and 811-08914

To the Commission Staff:

Transmitted herewith on behalf of PHL Variable Accumulation Account (the ‘Registrant”) is Post-Effective Amendment No. 17 to the above-captioned registration statement, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”).

Post-Effective Amendment No. 17 is being filed under Rule 485(a) of the 1933 Act for the purpose of extending the surrender charge period for new contracts and adding a new asset allocation model.

This filing is a template, for the purpose of adding a new asset allocation model, that will be replicated in additional registration statements as indicated in a Rule 485(b)(1)(vii) Request of the Registrant that is being sent under separate cover.

Please direct any questions concerning this amendment to the undersigned at (860) 403-5685.

Very truly yours,

/s/ Mary (Kate) Johnson
Second Vice President
Life & Annuity SEC/State Compliance
Phoenix Life Insurance Company